Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities
(b)
Changes in liabilities arising from financing activities for the years ended December 31, 2024 and 2025 are as follows:

				Non-cash transactions
(In millions of won)	January 1, 2024		Cash flows from financing activities	Gain or loss on foreign currency translation	Interest expense	Classification of liabilities held for sale	Others	December 31, 2024
Short-term borrowings	~~W~~	1,875,635	(1,065,878)	159,838	—	—	—	969,595
Long-term borrowings		13,165,351	(726,352)	1,051,834	4,203	(1,060,592)	8,236	12,442,680
Bonds		1,488,143	(370,000)	18,004	1,692	—	—	1,137,839
Security deposits received		153,370	—	—	—	—	7,343	160,713
Lease liabilities		73,364	(71,008)	16,752	—	(6,772)	45,639	57,975
Dividend payable		7,302	(136,519)	268	—	—	135,339	6,390
Total	~~W~~	16,763,165	(2,369,757)	1,246,696	5,895	(1,067,364)	196,557	14,775,192

				Non-cash transactions
(In millions of won)	January 1, 2025		Cash flows from financing activities	Gain or loss on foreign currency translation	Interest expense	Others	December 31, 2025
Short-term borrowings	~~W~~	969,595	(117,506)	(41,371)	—	—	810,718
Long-term borrowings		12,442,680	(1,134,089)	9,619	11,108	1,008	11,330,326
Bonds		1,137,839	(612,000)	(3,507)	762	—	523,094
Security deposits received		160,713	(40,500)	—	—	18,171	138,384
Lease liabilities		57,975	(52,902)	(11,326)	—	65,931	59,678
Dividend payable		6,390	(6,390)	—	—	—	—
Total	~~W~~	14,775,192	(1,963,387)	(46,585)	11,870	85,110	12,862,200